FORTUNE V SEPARATE ACCOUNT

Of

UNIVERSAL LIFE INSURANCE COMPANY

Individual Flexible Purchase Payment

Deferred Variable Annuity Contracts

SUPPLEMEMENT

Dated May 17, 2023

To the

Prospectus and Statement of Additional Information

Both Dated May 15, 2023

I.	Prospectus

The table of Average Annual Total Returns in Appendix B to the prospectus is hereby revised to read as follows:

AVERAGE ANNUAL TOTAL RETURNS

(For the period ended December 31, 2022)

	1 year	5 years	10 years
Average Annual Total Returns
Universal VIA Asset Allocation – Growth Portfolio	(20.81)%	3.22%	7.40%
Universal VIA Asset Allocation – Growth Portfolio – Index (S&P 500- 70%, MSCI EAFE NR USD – 30%, Bloomberg US Aggregate Bond, 0%)	(16.94)%	7.08%	10.21%
Universal VIA Asset Allocation – Moderate Growth Portfolio	(19.10)%	2.49%	5.79%
Universal VIA Asset Allocation – Moderate Growth Portfolio – Index (S&P 500- 49, MSCI EAFE NR USD – 21%, Bloomberg US Aggregate Bond, 30%)	(15.54)%	5.22%	7.60%
Universal VIA Asset Allocation – Moderate Portfolio	(15.16)%	0.78%	3.93%
Universal VIA Asset Allocation – Moderate Portfolio – Index (S&P 500- 35%, MSCI EAFE NR USD – 15%, Bloomberg US Aggregate Bond, 50%)	(14.71)%	3.86%	5.79%
Universal VIA Asset Allocation – Conservative Portfolio	(13.45)%	0.06%	2.66%
Universal VIA Asset Allocation – Conservative Portfolio – Index (S&P 500- 25%, MSCI EAFE NR USD – 10%, Bloomberg US Aggregate Bond, 65%)	(14.16)%	2.81%	4.44%
Universal VIA Asset Allocation – International Growth Portfolio	(19.65)%	-0.39%	3.05%
Universal VIA Asset Allocation – International Growth Portfolio – Index (MSCI ACWI ex USA Index – 100%)	(16.00)%	0.88%	3.80%
Universal VIA Asset Allocation – Money Market Portfolio	1.40%	0.99%	0.50%

(Index reflects no deductions for fees, expenses, or taxes)

II.	Statement of Additional Information

Under Portfolio Managers in the Statement of Additional Information, the table showing the assets under management for the portfolio construction managers is hereby revised to read as follows:

Information as of December 31, 2022 regarding other accounts for which any portfolio construction manager is primarily responsible for the day-to-day investment advice and management or recommendations is provided below.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Dan McNeela, CFA	9	$3,639,258,494.70	None	None	14,722	$1,716,732,301.42
Michael Stout	7	$2,550,760,484.60	None	None	17,822	$2,189,298,618.88
Dominic Pappalardo	5	$393,285,555.00	None	None	-	-

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